As filed with the Securities and Exchange Commission on March 19, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: July 31

Date of reporting period: August 1, 2018 – January 31, 2019

ITEM 1. REPORT TO STOCKHOLDERS.

ABR Funds

ABR Dynamic Blend Equity & Volatility Fund

ABR Dynamic Short Volatility Fund

Semi-Annual Report
January 31, 2019
(Unaudited)

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2019

Value
Investments, at value - 0.0% (Cost $0)	$0
Other Assets & Liabilities, Net - 100.0%	34,693,736
Net Assets - 100.0%	$34,693,736

At January 31, 2019, the Fund held the following exchange traded futures contracts:

Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
25	CBOE VIX Future	02/13/19	$479,349	$428,125	$(51,224)
33	CBOE VIX Future	03/19/19	614,974	586,575	(28,399)
251	S&P 500 E-mini Future	03/15/19	32,434,488	33,941,475	1,506,987
			$33,528,811	$34,956,175	$1,427,364

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2019.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Valuation Inputs	Other Financial Instruments*
Level 1 - Quoted Prices	$1,427,364
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$1,427,364

*	Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation (depreciation) at period end.

The Level 1 value displayed in this table includes futures.

PORTFOLIO HOLDINGS
% of Total Net Assets
Other Assets & Liabilities, Net	100.0%
100.0%

See Notes to Financial Statements.

ABR DYNAMIC SHORT VOLATILITY FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2019

Principal	Security Description	Rate	Maturity	Value
U.S. Government & Agency Obligations - 19.3%
U.S. Treasury Securities - 19.3%
$117,000	U.S. Treasury Bond	3.63%	02/15/44	$130,199
123,000	U.S. Treasury Bond	3.38	05/15/44	131,483
127,000	U.S. Treasury Bond	3.13	08/15/44	130,140
131,000	U.S. Treasury Bond	3.00	11/15/44	131,292
143,000	U.S. Treasury Bond	2.50	02/15/45	130,108
131,000	U.S. Treasury Bond	3.00	05/15/45	131,312
				784,534
Total U.S. Government & Agency Obligations (Cost $782,048)				784,534
Investments, at value - 19.3% (Cost $782,048)				$784,534
Other Assets & Liabilities, Net - 80.7%				3,274,426
Net Assets - 100.0%				$4,058,960

At January 31, 2019, the Fund held the following exchange traded futures contracts:

Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation
(76)	CBOE VIX Future	02/13/19	$(1,677,979)	$(1,301,500)	$376,479
(102)	CBOE VIX Future	03/19/19	(1,951,421)	(1,813,050)	138,371
			$(3,629,400)	$(3,114,550)	$514,850

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2019.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$–	$514,850
Level 2 - Other Significant Observable Inputs	784,534	–
Level 3 - Significant Unobservable Inputs	–	–
Total	$784,534	$514,850

*	Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation at period end.

The Level 1 value displayed in this table includes futures. The Level 2 value displayed in this table is U.S. Treasury Securities.

PORTFOLIO HOLDINGS
% of Total Net Assets
U.S. Government & Agency Obligations	19.3%
Other Assets & Liabilities, Net	80.7%
100.0%

See Notes to Financial Statements.

ABR FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2019

	ABR Dynamic Blend Equity & Volatility Fund	ABR Dynamic Short Volatility Fund
ASSETS
Investments, at value (Cost $0 and $782,048, respectively)	$–	$784,534
Cash	29,146,893	1,275,476
Deposits with broker	5,982,373	2,366,477
Receivables:
Fund shares sold	84,403	6
Interest	18,151	5,357
From investment adviser	–	23,578
Prepaid expenses	13,771	12,433
Total Assets	35,245,591	4,467,861

LIABILITIES
Payables:
Investment securities purchased	–	391,156
Fund shares redeemed	482,972	–
Accrued Liabilities:
Investment adviser fees	39,526	–
Trustees’ fees and expenses	17	3
Fund services fees	14,956	5,733
Other expenses	14,384	12,009
Total Liabilities	551,855	408,901

NET ASSETS	$34,693,736	$4,058,960

COMPONENTS OF NET ASSETS
Paid-in capital	$37,103,162	$4,877,475
Distributable earnings	(2,409,426)	(818,515)
NET ASSETS	$34,693,736	$4,058,960

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares	3,312,073	424,448
Investor Shares	330,590	252,766

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Shares (based on net assets of $31,581,984 and $2,547,435, respectively)	$9.54	$6.00
Investor Shares (based on net assets of $3,111,752 and $1,511,525, respectively)	$9.41	$5.98

See Notes to Financial Statements.

ABR FUNDS
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 2019

	ABR Dynamic Blend Equity & Volatility Fund	ABR Dynamic Short Volatility Fund
INVESTMENT INCOME
Interest income	$100,239	$34,892
Total Investment Income	100,239	34,892

EXPENSES
Investment adviser fees	279,849	58,396
Fund services fees	41,859	29,693
Transfer agent fees:
Institutional Shares	11,182	10,767
Investor Shares	15,858	10,278
Distribution fees:
Investor Shares	4,800	2,126
Custodian fees	2,655	2,465
Registration fees:
Institutional Shares	8,766	8,077
Investor Shares	12,061	7,667
Professional fees	14,399	15,298
Trustees’ fees and expenses	1,395	954
Offering costs	–	3,233
Interest expense	2,949	2,522
Other expenses	30,595	10,596
Total Expenses	426,368	162,072
Fees waived	(98,790)	(99,027)
Net Expenses	327,578	63,045

NET INVESTMENT LOSS	(227,339)	(28,153)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on:
Investments	–	(162,173)
Futures	(3,358,349)	(1,012,501)
Net realized loss	(3,358,349)	(1,174,674)
Net change in unrealized appreciation (depreciation) on:
Investments	–	4,042
Futures	1,176,277	420,539
Net change in unrealized appreciation (depreciation)	1,176,277	424,581
NET REALIZED AND UNREALIZED LOSS	(2,182,072)	(750,093)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,409,411)	$(778,246)

See Notes to Financial Statements.

ABR FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	ABR Dynamic Blend Equity & Volatility Fund		ABR Dynamic Short Volatility Fund
	For the Six Months Ended January 31, 2019	For the Year Ended July 31, 2018	For the Six Months Ended January 31, 2019	October 2, 2017* through July 31, 2018
OPERATIONS
Net investment loss	$(227,339)	$(339,055)	$(28,153)	$(17,472)
Net realized gain (loss)	(3,358,349)	1,648,851	(1,174,674)	353,374
Net change in unrealized appreciation (depreciation)	1,176,277	183,022	424,581	92,755
Increase (Decrease) in Net Assets Resulting from Operations	(2,409,411)	1,492,818	(778,246)	428,657

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares	(1,166,701)	(614,001)	(313,280)	(3,686)
Investor Shares	(139,157)	(13,718)	(151,806)	(154)
Total Distributions Paid	(1,305,858)	(627,719)**	(465,086)	(3,840)**

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	15,339,198	13,258,596	930,968	2,938,401
Investor Shares	3,101,543	1,516,531	563,023	1,648,762
Reinvestment of distributions:
Institutional Shares	1,062,270	544,359	243,751	3,686
Investor Shares	139,157	13,718	151,806	154
Redemption of shares:
Institutional Shares	(5,331,890)	(6,212,030)	(716,943)	(239,841)
Investor Shares	(1,174,492)	(1,356,243)	(537,428)	(108,864)
Increase in Net Assets from Capital Share Transactions	13,135,786	7,764,931	635,177	4,242,298
Increase (Decrease) in Net Assets	9,420,517	8,630,030	(608,155)	4,667,115

NET ASSETS
Beginning of Period	25,273,219	16,643,189	4,667,115	–
End of Period	$34,693,736	$25,273,219	$4,058,960	$4,667,115

SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	1,506,197	1,251,061	135,386	397,754
Investor Shares	294,619	140,404	80,729	240,688
Reinvestment of distributions:
Institutional Shares	110,194	53,108	42,539	345
Investor Shares	14,617	1,346	26,586	14
Redemption of shares:
Institutional Shares	(542,389)	(580,788)	(126,323)	(25,253)
Investor Shares	(120,483)	(129,746)	(80,313)	(14,938)
Increase in Shares	1,262,755	735,385	78,604	598,610

*	Commencement of operations.
**	Distribution for July 31, 2018 was the result of net realized gain.

See Notes to Financial Statements.

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

			For the Years Ended July 31,
	For the Six Months Ended January 31, 2019		2018	2017	August 3, 2015 (a) Through July 31, 2016
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.63		$10.12	$9.67	$10.00
INVESTMENT OPERATIONS
Net investment loss (b)	(0.07)		(0.16)	(0.02)	0.00	(c)
Net realized and unrealized gain (loss)	(0.64)		1.00	0.59	(0.26	)(d)
Total from Investment Operations	(0.71)		0.84	0.57	(0.26)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	–		–	–	(0.02)
Net realized gain	(0.38)		(0.33)	(0.12)	(0.05)
Total Distributions to Shareholders	(0.38)		(0.33)	(0.12)	(0.07)

NET ASSET VALUE, End of Period	$9.54		$10.63	$10.12	$9.67
TOTAL RETURN	(6.76	)%(e)	8.45%	5.99%	(2.56	)%(e)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted)	$31,582		$23,783	$15,335	$1,410
Ratios to Average Net Assets: (f)
Net investment loss	(1.39	)%(g)	(1.54)%	(0.21)%	(0.03	)%(g)
Net expenses	2.02	%(g)	2.03%	2.00%	2.00	%(g)
Interest expenses	0.02	%(g)	0.03%	–%	–	%(g)
Net expenses without interest expenses	2.00	%(g)	2.00%	2.00%	2.00	%(g)
Gross expenses (h)	2.46	%(g)	2.68%	4.63%	21.68	%(g)
PORTFOLIO TURNOVER RATE	0	%(e)	0%	467%	739	%(e)

(a)	Commencement of operations.

(b)	Calculated based on average shares outstanding during each period.

(c)	Less than $0.01 per share.

(d)	Per share amount does not accord with the amount reported in the Statement of Operations due to the timing of Fund share sales and the amount per share of realized and unrealized gains and losses at such time.

(e)	Not annualized.

(f)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(g)	Annualized.

(h)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

			For the Years Ended July 31,
	For the Six Months Ended January 31, 2019		2018	2017	August 14, 2015 (a) Through July 31, 2016
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period	$10.51		$10.08	$9.65	$9.99
INVESTMENT OPERATIONS
Net investment loss (b)	(0.08)		(0.19)	(0.03)	(0.01)
Net realized and unrealized gain (loss)	(0.64)		0.95	0.58	(0.26	)(c)
Total from Investment Operations	(0.72)		0.76	0.55	(0.27)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	–		–	–	(0.02)
Net realized gain	(0.38)		(0.33)	(0.12)	(0.05)
Total Distributions to Shareholders	(0.38)		(0.33)	(0.12)	(0.07)

NET ASSET VALUE, End of Period	$9.41		$10.51	$10.08	$9.65
TOTAL RETURN	(6.94	)%(d)	7.67%	5.79%	(2.70	)%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted)	$3,112		$1,491	$1,308	$260
Ratios to Average Net Assets: (e)
Net investment loss	(1.64	)%(f)	(1.80)%	(0.29)%	(0.14	)%(f)
Net expenses	2.26	%(f)	2.28%	2.25%	2.25	%(f)
Interest expenses	0.01	%(f)	0.03%	–%	–	%(f)
Net expenses without interest expenses	2.25	%(f)	2.25%	2.25%	2.25	%(f)
Gross expenses (g)	4.16	%(f)	6.41%	13.83%	41.59	%(f)
PORTFOLIO TURNOVER RATE	0	%(d)	0%	467%	739	%(d)

(a)	Commencement of operations.

(b)	Calculated based on average shares outstanding during each period.

(c)	Per share amount does not accord with the amount reported in the Statement of Operations due to the timing of Fund share sales and the amount per share of realized and unrealized gains and losses at such time.

(d)	Not annualized.

(e)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(f)	Annualized.

(g)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.

ABR DYNAMIC SHORT VOLATILITY FUND

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

	For the Six Months Ended January 31, 2019		October 2, 2017 (a) Through July 31, 2018
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$7.80		$10.00
INVESTMENT OPERATIONS
Net investment loss (b)	(0.04)		(0.05)
Net realized and unrealized loss	(1.12)		(2.05	)(c)
Total from Investment Operations	(1.16)		(2.10)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain	(0.64)		(0.10)
Total Distributions to Shareholders	(0.64)		(0.10)

NET ASSET VALUE, End of Period	$6.00		$7.80
TOTAL RETURN	(14.48	)%(d)	(21.24	)%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted)	$2,547		$2,909
Ratios to Average Net Assets:
Net investment loss	(1.14	)%(e)	(0.73	)%(e)
Net expenses	2.61	%(e)	2.66	%(e)
Interest expenses	0.11	%(e)	0.16	%(e)
Net expenses without interest expenses	2.50	%(e)	2.50	%(e)
Gross expenses (f)	6.51	%(e)	10.28	%(e)
PORTFOLIO TURNOVER RATE	561	%(d)	748	%(d)

(a)	Commencement of operations.

(b)	Calculated based on average shares outstanding during each period.

(c)	Per share amount does not accord with the amount reported in the Statement of Operations due to the timing of Fund share sales and the amount per share of realized and unrealized gains and losses at such time.

(d)	Not annualized.

(e)	Annualized.

(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.

ABR DYNAMIC SHORT VOLATILITY FUND

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

	For the Six Months Ended January 31, 2019		October 11, 2017 (a) Through July 31, 2018
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period	$7.79		$10.06
INVESTMENT OPERATIONS
Net investment loss (b)	(0.05)		(0.06)
Net realized and unrealized loss	(1.12)		(2.11	)(c)
Total from Investment Operations	(1.17)		(2.17)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain	(0.64)		(0.10)
Total Distributions to Shareholders	(0.64)		(0.10)

NET ASSET VALUE, End of Period	$5.98		$7.79
TOTAL RETURN	(14.63	)%(d)	(21.81	)%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted)	$1,512		$1,758
Ratios to Average Net Assets:
Net investment loss	(1.33	)%(e)	(0.95	)%(e)
Net expenses	2.86	%(e)	2.91	%(e)
Interest expenses	0.11	%(e)	0.16	%(e)
Net expenses without interest expenses	2.75	%(e)	2.75	%(e)
Gross expenses (f)	7.68	%(e)	9.55	%(e)
PORTFOLIO TURNOVER RATE	561	%(d)	748	%(d)

(a)	Commencement of operations.

(b)	Calculated based on average shares outstanding during each period.

(c)	Per share amount does not accord with the amount reported in the Statement of Operations due to the timing of Fund share sales and the amount per share of realized and unrealized gains and losses at such time.

(d)	Not annualized.

(e)	Annualized.

(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.

ABR FUNDS

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2019

Note 1. Organization

ABR Dynamic Blend Equity & Volatility Fund and ABR Dynamic Short Volatility Fund (individually, a “Fund” and collectively, the “Funds”) are non-diversified portfolios of Forum Funds II (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. Each Fund currently offers two classes of shares: Institutional Shares and Investor Shares. Institutional Shares and Investor Shares commenced operations on August 3, 2015, and August 14, 2015, respectively, for the ABR Dynamic Blend Equity and Volatility Fund, and October 2, 2017 and October 11, 2017, respectively, for the ABR Dynamic Short Volatility Fund. The ABR Dynamic Blend Equity and Volatility Fund’s investment objective is to seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a benchmark index that measures the investment returns of a dynamic ratio of large-capitalization stocks and the volatility of large-capitalization stocks. The ABR Dynamic Short Volatility Fund’s investment objective is to seek long-term capital appreciation.

Note 2. Summary of Significant Accounting Policies

The Funds are investment companies and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:

Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Futures contracts are valued at the day’s settlement price on the exchange where the contract is traded. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.

Each Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 4, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in each Fund’s registration statement, performs certain functions as they relate to the administration and oversight of each Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical assets and liabilities.

Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations

ABR FUNDS

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2019

and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.

Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The aggregate value by input level, as of January 31, 2019, for each Fund’s investments is included in each Fund’s Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Futures Contracts – Each Fund may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

Notional amounts of each individual futures contract outstanding as of January 31, 2019, for each Fund, are disclosed in the Schedules of Investments.

Distributions to Shareholders – Each Fund declares any dividends from net investment income and pays them annually. Any net capital gains realized by the Funds are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.

Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of their taxable income to shareholders. In addition, by distributing in each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund will file a U.S. federal income and excise tax return as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of January 31, 2019, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

The Funds' class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of each Fund.

ABR FUNDS

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2019

Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s balance sheet.

Offering Costs – Offering costs for the ABR Dynamic Short Volatility Fund of $19,401 consisted of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the ABR Dynamic Short Volatility Fund.

Note 3. Cash – Concentration in Uninsured Account

For cash management purposes, each Fund may concentrate cash with each Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of January 31, 2019, the ABR Dynamic Blend Equity & Volatility Fund and the ABR Dynamic Short Volatility Fund had $28,896,893 and $1,025,476, respectively, at MUFG Union Bank, N.A. that exceeded the FDIC insurance limit.

Note 4. Fees and Expenses

Investment Adviser – ABR Dynamic Funds, LLC (the “Adviser”) is the investment adviser to the Funds. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, at an annual rate of 1.75% and 2.50% of the average daily net assets of the ABR Dynamic Blend Equity & Volatility Fund and ABR Dynamic Short Volatility Fund, respectively.

Distribution – Foreside Fund Services, LLC serves as each Fund’s distributor (the “Distributor”). The Funds have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 of the Act. Under the Plan, each Fund may pay the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of each Fund’s average daily net assets of Investor Shares for providing distribution and/or shareholder services to the Funds. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to each Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Atlantic also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, each Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to each Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman) for service to the Trust. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to each Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.

Note 5. Expenses Reimbursed and Fees Waived

The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, proxy expenses and extraordinary expenses) to 2.00% for Institutional Shares and 2.25% for Investor Shares of the ABR Dynamic Blend Equity & Volatility Fund and 2.50% for Institutional Shares and 2.75% for Investor Shares of the ABR Dynamic Short Volatility Fund, through at least November 30, 2019. Other Fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the period ended January 31, 2019, fees waived and expenses reimbursed were as follows:

ABR FUNDS

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2019

	Investment Adviser Fees Waived	Investment Adviser Expenses Reimbursed	Other Waivers	Total Fees Waived and Expenses Reimbursed
ABR Dynamic Blend Equity & Volatility Fund	$58,893	$24,005	$15,892	$98,790
ABR Dynamic Short Volatility Fund	58,396	27,048	13,583	99,027

The Adviser may be reimbursed by each Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of January 31, 2019, $505,745 and $219,126 is subject to recapture by the Adviser for the ABR Dynamic Blend Equity and Volatility Fund and ABR Dynamic Short Volatility Fund, respectively. Other Waivers are not eligible for recoupment.

Note 6. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the period ended January 31, 2019, were as follows:

	U.S. Government Obligations
	Purchases	Sales
ABR Dynamic Blend Equity & Volatility Fund	$–	$–
ABR Dynamic Short Volatility Fund	9,560,393	12,266,087

Note 7. Summary of Derivative Activity

The volume of open derivative positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The total value of transactions for the period ended January 31, 2019, for any derivative type that was held is as follows:

	ABR Dynamic Blend Equity & Volatility Fund	ABR Dynamic Short Volatility Fund
Futures Contracts	$282,024,299	$20,557,638

Each Fund’s use of derivatives during the period ended January 31, 2019, was limited to futures contracts.

Realized and unrealized gains and losses on derivatives contracts during the period ended January 31, 2019, by each Fund are recorded in the following locations on the Statement of Operations:

ABR Dynamic Blend Equity & Volatility Fund

Location:	Equity Contracts
Net realized gain (loss) on:
Futures	$(3,358,349)
Total net realized gain (loss)	$(3,358,349)

Net change in unrealized appreciation (depreciation) on:
Futures	$1,176,277
Total net change in unrealized appreciation (depreciation)	$1,176,277

ABR Dynamic Short Volatility Fund

Location:	Equity Contracts
Net realized gain (loss) on:
Futures	$(1,012,501)
Total net realized gain (loss)	$(1,012,501)

Net change in unrealized appreciation (depreciation) on:
Futures	$420,539
Total net change in unrealized appreciation (depreciation)	$420,539

ABR FUNDS

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2019

Note 8. Federal Income Tax

As of January 31, 2019, the cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and components of net unrealized appreciation were as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
ABR Dynamic Blend Equity & Volatility Fund	$0	$0	$0
ABR Dynamic Short Volatility Fund	2,486	–	2,486

As of July 31, 2018, distributable earnings (accumulated loss) on a tax basis for the Funds were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Depreciation	Total
ABR Dynamic Blend Equity & Volatility Fund	$373,673	$932,170	$–	$1,305,843
ABR Dynamic Short Volatility Fund	193,531	271,542	(40,256)	424,817

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to futures mark-to-market and wash sales.

Note 9. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2018-13 “Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”) which includes amendments intended to improve the effectiveness of disclosures in the notes to financial statements. For example, ASU 2018-13 includes additional disclosures regarding the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and clarifications to the narrative description of measurement uncertainty disclosures. ASU 2018-13 is effective for interim and annual periods beginning after December 15, 2019. Early adoption is permitted and the Funds have adopted ASU 2018-13 within these financial statements.

In September 2018, the Securities and Exchange Commission released Final Rule 33-10532 captioned “Disclosure Update and Simplification,” which includes: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These changes were effective November 5, 2018. These amendments are reflected in the Funds' financial statements for the period ended January 31, 2019.

Note 10. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and each Fund has had no such events.

ABR FUNDS

ADDITIONAL INFORMATION

JANUARY 31, 2019

Proxy Voting Information

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling (855) 422-4518 and on the SEC’s website at www.sec.gov. Each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (855) 422-4518 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees (for Investor Shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2018 through January 31, 2019.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

ABR FUNDS

ADDITIONAL INFORMATION

JANUARY 31, 2019

	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*
ABR Dynamic Blend Equity & Volatility Fund
Institutional Shares
Actual	$1,000.00	$932.39	$9.74	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.12	$10.16	2.00%
Investor Shares
Actual	$1,000.00	$930.63	$10.95	2.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.86	$11.42	2.25%
ABR Dynamic Short Volatility Fund
Institutional Shares
Actual	$1,000.00	$855.16	$11.69	2.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,012.16	$12.68	2.50%
Investor Shares
Actual	$1,000.00	$853.71	$12.85	2.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,011.34	$13.94	2.75%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 365 to reflect the half-year period.

ABR FUNDS

FOR MORE INFORMATION:

P.O. Box 588

Portland, ME 04112

(855) 422-4518 (toll free)

INVESTMENT ADVISER

ABR Dynamic Funds, LLC

48 Wall Street

New York, NY 10005

TRANSFER AGENT

Atlantic Fund Services

P.O. Box 588

Portland, ME 04112

www.atlanticfundservices.com

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information. For the most recent month-end performance and current fund prices, please call (855) 422-4518.

227-SAR-0119

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	March 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	March 18, 2019

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	March 18, 2019